Major Customers and Vendors	12 Months Ended
Sep. 30, 2017
Major Customers and Vendors [Abstract]
MAJOR CUSTOMERS AND VENDORS

NOTE 17. MAJOR CUSTOMERS AND VENDORS

One customer, Jingban Project, accounted for 0%, 21% and 65% of total sales for the years ended September 30, 2017, 2016 and 2015, respectively. The outstanding accounts receivable balance for this customer was 66%, 49% and 36% of the total accounts receivable balance as of September 30, 2017, 2016 and 2015, respectively.

One vendor accounted for over 10% of total purchases for the year ended September 30, 2017, and two vendors accounted for over 10% of total purchases for the years ended September 30, 2016 and 2015, respectively.